united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2021

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-855-RED-FUND (733-3863)   www.redwoodmutualfunds.com

Redwood Managed Volatility Fund

PORTFOLIO REVIEW

April 30, 2021 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2021, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Since
	Six Months	One Year	Years	Years	Inception(a)
Class I	3.40%	7.46%	1.91%	3.58%	2.83%
Class N	3.26%	7.20%	1.65%	3.32%	2.59%
Class Y	3.51%	7.61%	2.03%	3.65%	2.95%
Bank of America Merrill Lynch 3-5 Yr Treasury Index (b)	(0.70)%	(0.42)%	4.37%	2.31%	2.36%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 1.55% for Class I shares, 1.78% for Class N shares, and 1.43% for Class Y shares per the March 1, 2021 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2022 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.67%, 1.92% and 1.43% of average daily net assets attributable to Class I, Class N and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	Bank of America Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2021
% of Net Assets
Corporate Bonds	0.7%
Convertible Bonds	0.0%*
Other Assets in Excess of Liabilities	99.3%
Total	100.0%

*	Less than 0.1%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Municipal Income Fund

PORTFOLIO REVIEW

April 30, 2021 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2021, compared to its benchmark:

			Annualized Three
	Six Months	One Year	Years	Since Inception(a)
Class I	6.48%	9.46%	4.57%	4.68%
Class N	5.73%	8.07%	3.95%	4.15%
Bloomberg Barclays U.S. Municipal Bond Index (b)	2.62%	7.75%	5.33%	4.68%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.54% for Class I shares and 1.79% for Class N shares per the March 1, 2021 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2022 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.25% and 1.00% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2021
% of Net Assets
Open End Funds	97.5%
Short-Term Investments	1.6%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical International Fund

PORTFOLIO REVIEW

April 30, 2021 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2021 compared to its benchmarks:

			Annualized Three
	Six Months	One Year	Years	Since Inception(a)
Class I	24.30%	31.74%	7.96%	6.45%
Class N	22.46%	29.70%	7.19%	5.79%
Redwood AlphaFactor® Tactical International Index (b)	30.35%	39.91%	63.38%	43.33%
MSCI AC World Index ex-US Net (c)	27.41%	42.98%	6.98%	6.82%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.20% for Class I shares and 1.45% for Class N shares per the March 1, 2021 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2022 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.20% and 1.45% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2021
% of Net Assets
Common Stock	39.5%
U.S. Government & Agencies	13.2%
Other Assets in Excess of Liabilities	47.3%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Systematic Macro Trend (“SMarT”) Fund

PORTFOLIO REVIEW

April 30, 2021 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2021, compared to its benchmarks:

			Annualized Three
	Six Months	One Year	Years	Since Inception(a)
Class I	32.84%	40.25%	14.06%	12.16%
Class N	32.66%	40.01%	13.80%	11.89%
MS Category Avg-Tactical Allocation Index (b)	19.60%	28.70%	25.00%	25.60%
Composite Index (c)	9.89%	16.55%	10.86%	9.36%
S&P 500 Total Return Index (d)	28.85%	45.98%	18.67%	17.04%
Bloomberg Barclays Aggregate Bond Index (e)	(1.52)%	(0.27)%	5.19%	3.84%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.32% for Class I shares and 1.57% for Class N shares per the March 1, 2021 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2022 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.30% and 1.55% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Avg–Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Barclays Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(d)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(e)	The Bloomberg Barclays Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2021
% of Net Assets
Exchange Traded Funds	16.2%
U.S. Government & Agencies	7.0%
Technology Hardware	5.0%
Electric Utilities	4.2%
Oil & Gas Producers	4.1%
Technology Services	3.7%
Biotech & Pharma	3.4%
Software	2.7%
Aerospace & Defense	2.6%
Telecommunications	2.4%
Other/Cash and Other Assets Less Liabilities	48.7%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(a)
	STEEL — 0.0%(a)
9,000	Cleveland-Cliffs, Inc.	1.5000	01/15/25	$21,069

	TOTAL CONVERTIBLE BONDS (Cost $20,723)			21,069

	CORPORATE BONDS — 0.7%
	AEROSPACE & DEFENSE — 0.0%(a)
19,000	TransDigm, Inc.	6.3750	06/15/26	19,728

	AUTOMOTIVE — 0.0%(a)
19,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	19,534
19,000	Ford Motor Company	4.3460	12/08/26	20,246
19,000	Goodyear Tire & Rubber Company	5.0000	05/31/26	19,537
19,000	Tesla, Inc.(b)	5.3000	08/15/25	19,713
				79,030

	BANKING — 0.0%(a)
19,000	CIT Group, Inc.	5.0000	08/15/22	20,035

	BIOTECH & PHARMA — 0.0%(a)
18,000	Bausch Health Companies, Inc.(b)	7.0000	01/15/28	19,621
20,000	Teva Pharmaceutical Finance Company BV Series 2	3.6500	11/10/21	20,181
				39,802

	CABLE & SATELLITE — 0.0%(a)
19,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.0000	02/01/28	19,879
19,000	DISH DBS Corporation	7.3750	07/01/28	20,495
19,000	Sirius XM Radio, Inc.(b)	5.5000	07/01/29	20,590
				60,964

	CHEMICALS — 0.1%
19,000	Ashland, LLC	4.7500	08/15/22	19,796
19,000	Avient Corporation	5.2500	03/15/23	20,483
20,000	NOVA Chemicals Corporation	5.2500	08/01/23	20,250
19,000	Olin Corporation	5.5000	08/15/22	19,827
				80,356

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.7% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.0%(a)
19,000	ADT Security Corporation	3.5000	07/15/22	$19,416
19,000	Aramark Services, Inc. B	4.7500	06/01/26	19,497
17,000	RR Donnelley & Sons Company	8.2500	07/01/27	18,732
				57,645

	CONTAINERS & PACKAGING — 0.0%(a)
19,000	Ball Corporation	4.0000	11/15/23	20,283
18,000	Pactiv, LLC B	7.9500	12/15/25	20,070
16,000	Sealed Air Corporation(b)	6.8750	07/15/33	20,010
				60,363

	ELECTRIC UTILITIES — 0.1%(a)
20,000	Calpine Corporation(b)	5.1250	03/15/28	20,352
15,000	FirstEnergy Corporation	7.3750	11/15/31	20,320
19,000	NRG Energy, Inc.	7.2500	05/15/26	19,713
19,000	PG&E Corporation	5.0000	07/01/28	19,926
24,000	Talen Energy Supply, LLC	6.5000	06/01/25	20,011
19,000	Vistra Operations Company, LLC(b)	5.5000	09/01/26	19,641
				119,963

	ELECTRICAL EQUIPMENT — 0.0%(a)
18,000	WESCO Distribution, Inc.(b)	7.2500	06/15/28	20,003

	ENTERTAINMENT CONTENT — 0.0%(a)
30,000	Diamond Sports Group, LLC / Diamond Sports Finance(b)	5.3750	08/15/26	21,938
18,000	Liberty Interactive, LLC	8.5000	07/15/29	20,674
20,000	Univision Communications, Inc.(b)	5.1250	02/15/25	20,364
				62,976

	FOOD — 0.0%(a)
16,000	Kraft Heinz Foods Company	6.3750	07/15/28	19,605
19,000	Lamb Weston Holdings, Inc.(b)	4.6250	11/01/24	19,747
19,000	Post Holdings, Inc.(b)	5.7500	03/01/27	19,926
				59,278

	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%(a)
20,000	Louisiana-Pacific Corporation(b)	3.6250	03/15/29	20,075

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.0%(a)
20,000	DaVita, Inc.(b)	4.6250	06/01/30	$20,275
17,000	HCA, Inc.	5.8750	02/15/26	19,550
18,000	Tenet Healthcare Corporation	6.8750	11/15/31	20,134
19,000	Universal Health Services, Inc.(b)	5.0000	06/01/26	19,467
				79,426

	HOME & OFFICE PRODUCTS — 0.0%(a)
19,000	Newell Brands, Inc.	4.3500	04/01/23	20,050

	HOME CONSTRUCTION — 0.1%
19,000	Beazer Homes USA, Inc. B	6.7500	03/15/25	19,639
20,000	K Hovnanian Enterprises, Inc.	10.0000	07/15/22	20,350
20,000	KB Home	7.0000	12/15/21	20,439
18,000	MDC Holdings, Inc.	5.5000	01/15/24	19,821
19,000	Toll Brothers Finance Corporation B	4.3750	04/15/23	20,017
				100,266

	HOUSEHOLD PRODUCTS — 0.0%(a)
19,000	Avon Products, Inc.	7.0000	03/15/23	20,413

	INSURANCE — 0.0%(a)
20,000	Genworth Holdings, Inc.	4.8000	02/15/24	19,575
20,000	MBIA, Inc.	6.6250	10/01/28	19,946
19,000	Radian Group, Inc.	4.5000	10/01/24	20,044
				59,565

	INTERNET MEDIA & SERVICES — 0.0%(a)
17,000	Netflix, Inc. Series 144A B(b)	4.8750	06/15/30	19,744

	LEISURE FACILITIES & SERVICES — 0.1%(a)
19,000	Carnival Corporation	6.6500	01/15/28	20,366
18,000	MGM Resorts International	5.7500	06/15/25	19,845
19,000	Royal Caribbean Cruises Ltd.	5.2500	11/15/22	19,544
18,000	Yum! Brands, Inc.(b)	7.7500	04/01/25	19,710
				79,465

	METALS & MINING — 0.0%(a)
20,000	Freeport-McMoRan, Inc.	3.5500	03/01/22	20,300

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.7% (Continued)
	OIL & GAS PRODUCERS — 0.1%
20,000	Antero Resources Corporation	5.0000	03/01/25	$20,325
19,000	Apache Corporation B	4.8750	11/15/27	20,078
19,000	Cheniere Energy, Inc.(b)	4.6250	10/15/28	19,834
19,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	19,451
19,000	Murphy Oil Corporation	7.0500	05/01/29	20,329
19,000	New Fortress Energy, Inc.(b)	6.7500	09/15/25	19,683
19,000	Occidental Petroleum Corporation	5.5500	03/15/26	20,425
15,000	Ovintiv, Inc.	8.1250	09/15/30	20,190
20,000	Targa Resources Partners, L.P. / Targa Resources	4.2500	11/15/23	20,066
				180,381

	OIL & GAS SERVICES & EQUIPMENT — 0.0%(a)
25,000	Nabors Industries, Inc.	5.7500	02/01/25	20,656
30,000	Transocean, Inc.(b)	8.0000	02/01/27	21,242
				41,898

	REAL ESTATE INVESTMENT TRUSTS — 0.0%(a)
19,000	Iron Mountain, Inc.(b)	4.8750	09/15/27	19,806
20,000	iStar, Inc.	4.2500	08/01/25	20,309
19,000	Uniti Group, L.P. / Uniti Fiber Holdings Inc / CSL(b)	7.1250	12/15/24	19,639
				59,754

	REAL ESTATE SERVICES — 0.0%(a)
19,000	Realogy Group, LLC / Realogy Co-Issuer Corporation(b)	4.8750	06/01/23	19,796

	RETAIL - CONSUMER STAPLES — 0.0%
16,000	New Albertsons, L.P.	8.0000	05/01/31	19,700
21,000	Rite Aid Corporation	7.7000	02/15/27	20,685
17,000	Safeway, Inc.	7.2500	02/01/31	19,781
				60,166

	RETAIL - DISCRETIONARY — 0.1%
20,000	Avis Budget Car Rental, LLC / Avis Budget Finance,	5.2500	03/15/25	20,338
17,000	Gap, Inc. (The)(b)	8.8750	05/15/27	19,869
18,000	L Brands, Inc.	5.6250	10/15/23	19,541
20,000	Macy’s Retail Holdings, LLC	3.6250	06/01/24	20,250

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.7% (Continued)
	RETAIL - DISCRETIONARY — 0.1% (Continued)
20,000	Staples, Inc.(b)	10.7500	04/15/27	$20,718
				100,716

	SEMICONDUCTORS — 0.0%(a)
18,000	Amkor Technology, Inc.(b)	6.6250	09/15/27	19,397

	SPECIALTY FINANCE — 0.0%(a)
19,000	Navient Corporation	5.5000	01/25/23	19,903
19,000	OneMain Finance Corporation	5.6250	03/15/23	20,318
				40,221

	STEEL — 0.0%(a)
20,000	United States Steel Corporation	6.6500	06/01/37	20,522

	TECHNOLOGY HARDWARE — 0.0%(a)
16,000	Dell, Inc.	7.1000	04/15/28	20,239
19,000	Pitney Bowes, Inc.	4.6250	03/15/24	19,784
19,000	Xerox Corporation	3.8000	05/15/24	19,829
				59,852

	TECHNOLOGY SERVICES — 0.0%(a)
17,000	Sabre GLBL, Inc.(b)	9.2500	04/15/25	20,336
18,000	Unisys Corporation(b)	6.8750	11/01/27	19,778
				40,114

	TELECOMMUNICATIONS — 0.1%
18,000	CenturyLink, Inc.	7.5000	04/01/24	20,165
20,000	Frontier Communications Corporation(b)	5.0000	05/01/28	20,459
16,000	Sprint Corporation	7.6250	03/01/26	19,640
19,000	T-Mobile USA, Inc.	4.0000	04/15/22	19,487
				79,751

	TRANSPORTATION & LOGISTICS — 0.0%
20,000	American Airlines Group, Inc.(b)	5.0000	06/01/22	19,875
20,000	Delta Air Lines, Inc.	3.6250	03/15/22	20,341
20,000	United Airlines Holdings, Inc.	5.0000	02/01/24	20,526
				60,742

	TRANSPORTATION EQUIPMENT — 0.0%(a)
20,000	Meritor, Inc.	6.2500	02/15/24	20,350

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

TOTAL CORPORATE BONDS (Cost $1,904,009)	$1,903,107

TOTAL INVESTMENTS - 0.7% (Cost $1,924,732)	$1,924,176
OTHER ASSETS IN EXCESS OF LIABILITIES- 99.3%	263,062,448
NET ASSETS - 100.0%	$264,986,624

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

BAR	Barclays

BNP	BNP Paribas

GS	Goldman Sachs

(a)	Percentage rounds to less than 0.1%.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021 the total market value of 144A securities is 601,487 or 0.2% of net assets.

See accompanying notes which are an integral part of these financial statements.

Redwood Managed Volatility Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2021

CREDIT DEFAULT SWAP

Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$32,000,000	$(2,995,284)	To Sell Protection - CDX HY CDSI S35 5Y PRC, pays Quarterly	BNP	6/20/2026	Receive	5.00%	$(3,335,218)	$(339,934)
							$(3,335,218)	$(339,934)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS **

						Unrealized Appreciation
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Shares	9,016,164	$70,055,592	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	$735,643
BlackRock High Yield Bond Fund - Institutional Class	12,340,900	96,629,245	3-Mth USD_LIBOR + 300 bps	5/3/2021	Goldman Sachs	(15,784)
Mainstay MacKay High Yield Corporate Bond Fund - Institutional Class	13,151,434	73,779,546	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	421,383
Vanguard High Yield - Institutional Class	6,267,873	37,043,127	3-Mth USD_LIBOR + 185 bps	6/5/2023	Barclays	400,042
Total						$1,541,284

**	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 97.5%
	FIXED INCOME - 97.5%
1,623,517	American Century High-Yield Municipal Fund, Class I	$16,689,757
2,800,858	BlackRock High Yield Municipal Fund, Institutional Class	29,156,929
1,244,750	Northern High Yield Municipal Fund	11,264,985
3,499,622	PIMCO High Yield Municipal Bond Fund, Institutional Class	34,226,306
5,227,990	Pioneer High Income Municipal Fund, Class Y	38,425,727
700,510	Western Asset Municipal High Income Fund, Class I	10,108,357
		139,872,061

	TOTAL OPEN END FUNDS (Cost $130,349,196)	139,872,061

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
1,836,953	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.01%(a)	1,837,319
115,132	JPMorgan Municipal Money Market Fund, Agency Class, 0.01%(a)	115,132
365,611	JPMorgan Tax Free Money Market Fund, Agency Class, 0.01%(a)	365,611
	TOTAL MONEY MARKET FUNDS (Cost $2,318,062)	2,318,062

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,318,062)	2,318,062

	TOTAL INVESTMENTS - 99.1% (Cost $132,667,258)	$142,190,123
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	1,296,228
	NET ASSETS - 100.0%	$143,486,351

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.4%
	Belgium - 0.4%
17,471	KBC Group N.V. - ADR	$677,001

	Brazil - 7.9%
154,125	Cia de Saneamento Basico do Estado de Sao Paulo	1,214,193
296,040	Cia Siderurgica Nacional S.A.	2,697,795
223,293	CPFL Energia S.A.	1,210,048
161,619	Engie Brasil Energia S.A.	1,216,928
622,797	Itausa S.A.	1,155,996
297,449	JBS S.A.	1,655,769
250,778	Petroleo Brasileiro S.A.	1,069,629
156,561	Telefonica Brasil S.A.	1,242,330
509,280	TIM S.A.	1,140,547
		12,603,235

	Canada - 8.9%
38,019	Alimentation Couche-Tard, Inc., Class B	1,287,182
25,609	Bank of Nova Scotia	1,629,342
9,868	Canadian Tire Corp Ltd.	1,571,564
17,291	CGI, Inc.(a)	1,528,529
25,450	Loblaw Companies Ltd.	1,411,935
72,506	Manulife Financial Corporation	1,581,906
26,362	Nutrien Ltd.	1,453,960
49,680	Quebecor, Inc., Class B	1,334,681
18,562	Ritchie Bros Auctioneers, Inc.	1,179,778
15,115	Royal Bank of Canada	1,441,343
		14,420,220

	Cayman Islands - 1.2%
8,928	Baidu, Inc. - ADR(a)	1,877,826

	China - 0.8%
56,037	China Life Insurance Company Ltd. - ADR	572,138
53,968	Industrial & Commercial Bank of China Ltd. - ADR	700,774
		1,272,912

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.4% (Continued)
	Denmark - 0.4%
9,523	Novo Nordisk A/S - ADR	$704,226

	Germany - 1.3%
36,576	Daimler A.G. - ADR	810,159
35,539	Deutsche Telekom A.G. - ADR	685,192
15,026	Fresenius Medical Care A.G. & Company KGaA - ADR	599,387
		2,094,738

	Indonesia - 0.4%
26,732	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	589,708

	Israel - 0.8%
10,651	Check Point Software Technologies Ltd.(a)	1,244,143

	Japan - 9.0%
18,100	Advantest Corporation(b)	1,718,842
348,200	ENEOS Holdings, Inc.	1,501,046
59,500	Iida Group Holdings Company Ltd.	1,449,600
46,400	ITOCHU Corporation(b)	1,446,697
44,700	Kakaku.com, Inc.	1,214,574
43,600	KDDI Corporation(b)	1,318,710
51,800	Mitsubishi Corporation(b)	1,431,188
28,300	Recruit Holdings Company Ltd.(b)	1,278,749
34,800	Sumitomo Metal Mining Company Ltd.(b)	1,476,943
36,800	Toyota Tsusho Corporation	1,555,427
		14,391,776

	Korea (Republic Of) - 2.0%
7,460	Hyundai Glovis Company Ltd.	1,287,652
5,705	POSCO	1,866,877
		3,154,529

	Luxembourg - 0.5%
38,495	Tenaris S.A. - ADR	823,023

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 39.4% (Continued)
	Netherlands - 0.4%
22,746	Koninklijke Ahold Delhaize N.V. - ADR	$611,412

	Singapore - 0.4%
34,448	Singapore Telecommunications Ltd. - ADR	645,556

	Sweden - 0.4%
124,366	Svenska Handelsbanken A.B. - ADR	713,239

	Switzerland - 0.4%
7,117	Novartis A.G. - ADR	606,653

	Taiwan Province Of China - 3.8%
590,000	Far EasTone Telecommunications Company Ltd.	1,375,040
436,000	Hon Hai Precision Industry Company Ltd.(b)	1,810,619
837,000	Taiwan Cement Corporation	1,561,154
529,000	Uni-President Enterprises Corporation	1,422,257
		6,169,070

	United Kingdom - 0.4%
17,008	Royal Dutch Shell plc, Class A - ADR	646,304

	TOTAL COMMON STOCKS (Cost $60,864,229)	63,245,571

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.2%
	United States — 13.2%
10,000,000 USD	United States Treasury Note	1.3750	02/15/23	10,219,531
11,000,000 USD	United States Treasury Note	1.5000	02/15/30	10,961,758

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $21,501,440)			21,181,289

	TOTAL INVESTMENTS - 52.6% (Cost $82,365,669)			$84,426,860
	OTHER ASSETS IN EXCESS OF LIABILITIES- 47.4%			75,936,055
	NET ASSETS - 100.0%			$160,362,915

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

BAR	Barclays

GS	Goldman Sachs

SOC	Societe Generale

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes which are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
(Continued) April 30, 2021

TOTAL RETURN SWAPS *						Unrealized
						Appreciation
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
A.P. Moller - Maersk A/S	659	$8,151,830	1-Mth CIBOR +0.40%	1/13/2022	Goldman Sachs	$487,660
Advanced Info Service Pcl	215,900	1,198,109	1-Mth LIBOR +.90%	6/30/2021	Societe Generale	13,307
Anhui Conch Cement Co. Ltd.	185,000	9,351,750	1-Mth HIBOR +.75%	6/30/2021	Societe Generale	(758,500)
Arca Continental S.A.B. De C.V.	256,028	1,264,703	1-Mth LIBOR +0.50%	1/13/2022	Goldman Sachs	142,532
Astra International Tbk Pt	3,073,700	1,116,266	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	55,954
Bangkok Bank Pcl	303,700	1,223,938	1-Mth LIBOR +0.75%	6/30/2021	Societe Generale	(39,757)
Bim Birlesik Magazalar A.S.	151,818	1,298,053	1-Mth LIBOR +0.00%	1/31/2022	Goldman Sachs	(74,732)
Changjiang Securities Co. Ltd.	913,200	982,567	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	40,380
China Galaxy Securities Co. Ltd.	1,849,500	8,877,600	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(314,415)
China Life Insurance Co. Ltd. - H Shares	261,000	4,191,660	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(62,640)
China Shenhua Energy Co. Ltd.	643,500	10,308,870	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	115,830
Cimb Group Holdings Berhad	1,452,700	1,520,483	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(52,003)
Citic Securities Co. Ltd.	524,500	9,388,550	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	440,580
Commerzbank Aktiengesellschaft	189,654	991,511	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	40,965
Cosco Shipping Holdings Co. Ltd.	1,223,500	12,235,000	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	4,771,650
Daimler Ag	9,114	692,755	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(21,144)
Deutsche Telekom Ag	35,841	615,390	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(43,726)
Falabella Sa	344,958	1,557,303	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	11,922
Fresenius Medical Care Ag & Co. Kgaa	7,518	471,529	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	19,096
Gea Group Aktiengesellschaft	36,236	1,266,448	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	55,803
Genting Singapore Ltd.	1,957,600	1,800,992	1-Mth SOR +0.75%	6/30/2021	Societe Generale	(107,668)
Grupo Bimbo, S.A.B. De C.V.	582,800	1,224,622	1-Mth LIBOR +0.50%	1/13/2022	Goldman Sachs	(7,819)
H & M Hennes & Mauritz Ab (Publ)	56,842	11,183,664	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	781,578
Heidelbergcement Ag	17,154	1,328,749	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	(4,460)
Hellenic Telecommunications Organization S.A.	79,808	1,091,773	1-Mth EURIBOR +0.85%	1/13/2022	Goldman Sachs	34,314
Huaxin Cement Co. Ltd.	322,704	1,167,553	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(71,111)
Husqvarna Aktiebolag	119,520	15,035,616	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	(878,472)
Industrial & Commercial Bank Of China Ltd.	1,053,000	5,875,740	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(547,560)
Kbc Group	8,433	522,846	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	26,817
Kimberly-Clark De Mexico, S.A.B. De C.V.	755,755	1,293,018	1-Mth LIBOR +0.50%	1/13/2022	Goldman Sachs	66,103
Koninklijke Ahold Delhaize N.V.	22,396	531,905	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(31,018)
Koninklijke Kpn N.V.	434,883	1,258,511	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(28,702)
Kuehne + Nagel International Ag	5,654	1,524,884	1-Mth LIBOR +0.40%	1/13/2022	Goldman Sachs	32,793
Lundin Energy Ab	46,560	12,776,064	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	284,016
Metallurgical Corp Of China Ltd.	2,689,000	1,401,550	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(120,133)
MSCI ACWI U	2,853,067	131,212,551	1-Mth LIBOR + 0.30%	6/1/2021	Barclays	(2,732,530)
Naturgy Energy Group Sa	52,416	1,095,494	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	20,966
New China Life Insurance Co. Ltd.	284,400	8,560,440	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(42,660)
Novartis Ag	7,150	577,506	1-Mth LIBOT +0.40%	1/13/2022	Goldman Sachs	(17,804)
Novo Nordisk A/S	9,592	4,200,816	1-Mth CIBOR +0.40%	1/13/2022	Goldman Sachs	223,494
Orion Oyj	27,199	929,390	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	60,926
Proximus	62,274	155,805	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(42,658)
Pt Gudang Garam Tbk	406,200	1,011,655	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	5,137
Pt United Tractors	804,800	1,225,900	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(44,230)
Ptt Exploration & Production Pcl	381,000	1,389,229	1-Mth LIBOR +0.90%	6/30/2021	Societe Generale	65,790
Public Bank Bhd	1,409,500	1,427,678	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	574
Randstad N.V.	20,442	1,226,111	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	9,812
Royal Dutch Shell Plc	33,339	471,347	1-Mth LIBOR +0.40%	1/13/2022	Goldman Sachs	(16,269)
Saic Motor Corp Ltd.	320,200	959,881	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	33,924
Securitas Ab	75,989	11,432,718	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	(304,103)
Singapore Exchange Ltd	184,400	1,838,468	1-Mth SOR +0.75%	6/30/2021	Societe Generale	88,512
Singapore Telecommunication	349,300	852,292	1-Mth SOR +0.75%	6/30/2021	Societe Generale	20,958
Supermax Corp Bhd	625,900	575,103	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	346,436
Svenska Handelsbanken Ab	60,400	5,729,544	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	172,744
Swedish Match Ab	16,050	10,942,890	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	128,400
Telenor Asa	74,103	10,385,535	1-Mth NIBOR +0.40%	1/13/2022	Goldman Sachs	(188,963)
Telkom Indonesia Persero Tbk P	2,729,000	642,560	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(37,026)
Tenaris S.A.	75,989	730,406	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(71,886)
United Internet Ag	31,798	1,087,492	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	24,802
Weichai Power Co. Ltd.	524,000	10,060,800	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(618,320)
Wolters Kluwer N.V.	15,395	1,141,077	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	16,627
Wuhu Sanqi Interactive Enterta	328,176	1,098,325	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	21,787
Yara International Asa	30,736	12,804,618	1-Mth NIBOR +0.40%	1/13/2022	Goldman Sachs	(233,594)
Total						$1,148,286

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swap do not reset; payments only occur at termination.

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 56.9%
	ADVERTISING & MARKETING - 1.8%
36,101	Interpublic Group of Companies, Inc.	$1,146,207
13,598	Omnicom Group, Inc.	1,118,571
		2,264,778

	AEROSPACE & DEFENSE - 2.6%
5,665	General Dynamics Corporation	1,077,654
2,781	Lockheed Martin Corporation	1,058,337
12,725	Raytheon Technologies Corporation	1,059,229
		3,195,220

	APPAREL & TEXTILE PRODUCTS - 0.9%
52,945	Hanesbrands, Inc.	1,115,022

	BANKING - 0.9%
10,266	Bank of America Corporation	416,081
5,060	JPMorgan Chase & Company	778,279
		1,194,360

	BIOTECH & PHARMA - 3.4%
8,717	AbbVie, Inc.	971,946
14,931	Gilead Sciences, Inc.	947,671
2,024	Johnson & Johnson	329,366
12,610	Merck & Company, Inc.	939,445
27,697	Pfizer, Inc.	1,070,488
		4,258,916

	CHEMICALS - 1.5%
15,452	Dow, Inc.	965,750
9,024	LyondellBasell Industries N.V., Class A	936,150
		1,901,900

	CONTAINERS & PACKAGING - 1.7%
82,944	Amcor plc	974,592
18,675	International Paper Company	1,083,150
		2,057,742

	DIVERSIFIED INDUSTRIALS - 0.8%
5,251	3M Company	1,035,182

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 56.9% (Continued)
	E-COMMERCE DISCRETIONARY - 1.7%
596	Amazon.com, Inc.(a)	$2,066,582

	ELECTRIC UTILITIES - 4.2%
13,956	Consolidated Edison, Inc.	1,080,334
13,302	Dominion Energy, Inc.	1,062,830
16,837	Edison International	1,000,960
27,912	FirstEnergy Corporation	1,058,423
34,862	PPL Corporation	1,015,530
		5,218,077

	ENTERTAINMENT CONTENT - 0.3%
1,919	Walt Disney Company	356,972

	FOOD - 1.6%
15,910	Kellogg Company	993,102
25,207	Kraft Heinz Company	1,040,797
		2,033,899

	HEALTH CARE FACILITIES & SERVICES - 0.9%
18,033	Cardinal Health, Inc.	1,088,111

	HOME & OFFICE PRODUCTS - 1.7%
21,745	Leggett & Platt, Inc.	1,080,074
39,624	Newell Brands, Inc.	1,068,263
		2,148,337

	HOUSEHOLD PRODUCTS - 0.3%
2,593	Procter & Gamble Company	345,958

	INDUSTRIAL SUPPORT SERVICES - 0.9%
20,219	Fastenal Company	1,057,049

	INSURANCE - 0.9%
10,697	Prudential Financial, Inc.	1,073,551

	INTERNET MEDIA & SERVICES - 2.1%
447	Alphabet, Inc., Class A(a)	1,052,015

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 56.9% (Continued)
	INTERNET MEDIA & SERVICES - 2.1% (Continued)
3,479	Facebook, Inc., Class A(a)	$1,130,953
708	Netflix, Inc.(a)	363,537
		2,546,505

	LEISURE PRODUCTS - 0.8%
10,064	Hasbro, Inc.	1,000,865

	MEDICAL EQUIPMENT & DEVICES - 0.3%
715	Thermo Fisher Scientific, Inc.	336,214

	MULTI ASSET CLASS REIT - 0.8%
21,674	Vornado Realty Trust	991,586

	OFFICE REIT - 0.8%
13,744	SL Green Realty Corporation	1,017,193

	OIL & GAS PRODUCERS - 4.1%
9,334	Chevron Corporation	962,055
17,187	Exxon Mobil Corporation	983,784
62,451	Kinder Morgan, Inc.	1,064,790
20,717	ONEOK, Inc.	1,084,327
40,466	Williams Companies, Inc.	985,752
		5,080,708

	RETAIL - CONSUMER STAPLES - 0.8%
19,348	Walgreens Boots Alliance, Inc.	1,027,379

	RETAIL - DISCRETIONARY - 1.2%
8,825	Genuine Parts Company	1,102,860
1,346	Home Depot, Inc.	435,660
		1,538,520

	RETAIL REIT - 0.8%
8,122	Simon Property Group, Inc.	988,772

	SEMICONDUCTORS - 1.0%
718	Broadcom, Inc.	327,552

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 56.9% (Continued)
	SEMICONDUCTORS - 1.0% (Continued)
1,005	NVIDIA Corporation	$603,382
2,140	QUALCOMM, Inc.	297,032
		1,227,966

	SOFTWARE - 2.7%
790	Adobe, Inc.(a)	401,589
10,598	Microsoft Corporation	2,672,604
1,342	salesforce.com, Inc.(a)	309,089
		3,383,282

	SPECIALTY REIT - 0.9%
27,173	Iron Mountain, Inc.	1,090,181

	STEEL - 1.0%
15,328	Nucor Corporation	1,260,881

	TECHNOLOGY HARDWARE - 5.0%
23,468	Apple, Inc.	3,085,102
39,582	Juniper Networks, Inc.	1,004,987
12,820	Seagate Technology PLC	1,190,209
36,842	Xerox Holdings Corporation	889,366
		6,169,664

	TECHNOLOGY SERVICES - 3.7%
7,701	International Business Machines Corporation	1,092,618
2,490	Mastercard, Inc., Class A	951,329
1,924	PayPal Holdings, Inc.(a)	504,646
4,437	Visa, Inc., Class A	1,036,306
39,709	Western Union Company	1,022,904
		4,607,803

	TELECOMMUNICATIONS - 2.4%
32,776	AT&T, Inc.	1,029,495
76,210	Lumen Technologies, Inc.	977,774
16,674	Verizon Communications, Inc.	963,590
		2,970,859

	TOBACCO & CANNABIS - 1.7%
21,279	Altria Group, Inc.	1,016,072

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 56.9% (Continued)
	TOBACCO & CANNABIS - 1.7% (Continued)
10,929	Philip Morris International, Inc.	$1,038,255
		2,054,327

	TRANSPORTATION & LOGISTICS - 0.7%
33,818	Air Transport Services Group, Inc.(a)	890,090

	TOTAL COMMON STOCKS (Cost $58,130,161)	70,594,451

	EXCHANGE-TRADED FUNDS — 16.2%
	EQUITY - 16.2%
49,618	iShares Core S&P Small-Cap ETF	5,484,773
113,170	Schwab International Small-Cap Equity ETF	4,654,682
35,050	Vanguard FTSE All World ex-US Small-Cap ETF	4,691,443
23,616	Vanguard Small-Cap ETF	5,254,324
		20,085,222

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,561,743)	20,085,222

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.0%
	U.S. TREASURY NOTES — 7.0%
8,700,000	United States Treasury Note	1.5000	02/15/30	8,669,754

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,129,595)			8,669,754

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
31,078	Goldman Sachs Financial Square Government Fund””, 0.04% (Cost $31,078)(c)	$31,078

	TOTAL INVESTMENTS - 80.1% (Cost $79,852,577)	$99,380,505
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $41,641)	(42,594)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.9%	24,646,429
	NET ASSETS - 100.0%	$123,984,340

Contracts(a)		Expiration Date	Exercise Price	Notional Value	Value
	WRITTEN OPTIONS - 0.0%
	CALL OPTIONS WRITTEN- 0.0%
22	AbbVie, Inc.	05/21/2021	$118	$245,300	$704
2	Adobe, Inc.	05/21/2021	550	101,668	226
1	Alphabet, Inc.	05/21/2021	2,500	235,350	510
45	Cardinal Health, Inc.	05/21/2021	65	271,530	1,575
38	Dow, Inc.	05/21/2021	67	237,500	1,140
14	General Dynamics Corporation	05/21/2021	198	266,322	1,260
22	Genuine Parts Company	05/21/2021	130	274,934	1,375
3	Home Depot, Inc. (The)	05/21/2021	345	97,101	345
19	International Business Machines Corporation	05/21/2021	150	269,572	570
68	Iron Mountain, Inc.	05/21/2021	43	272,816	1,700
63	Kraft Heinz Company (The)	05/21/2021	43	260,127	2,520
6	Lockheed Martin Corporation	05/21/2021	395	228,336	1,080
38	Nucor Corporation	05/21/2021	88	312,588	2,850
34	Omnicom Group, Inc.	05/21/2021	85	279,684	2,244
51	ONEOK, Inc.	05/21/2021	55	266,934	3,187
69	Pfizer, Inc.	05/21/2021	41	266,685	1,380
27	Philip Morris International, Inc.	05/21/2021	98	256,500	1,215
26	Prudential Financial, Inc.	05/21/2021	105	260,936	2,470
31	Raytheon Technologies Corporation	05/21/2021	85	258,044	3,131
32	Seagate Technology plc	05/21/2021	93	297,088	7,200
34	SL Green Realty Corporation	05/21/2021	80	251,634	1,700
41	Verizon Communications, Inc.	05/21/2021	59	236,939	1,353
11	Visa, Inc.	05/21/2021	245	256,916	1,034
48	Walgreens Boots Alliance, Inc.	05/21/2021	56	254,880	1,824
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $41,641)				42,593

	TOTAL OPTIONS WRITTEN (Proceeds - $41,641)				$42,593

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

BAR	Barclays

GS	Goldman Sachs

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Percentage rounds to greater than (0.1%).

See accompanying notes which are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Total Return Swaps *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
iShares IBOXX High Yield Corporate Bond	143,884	$12,548,729	1-Mth LIBOR + 30 bps	4/9/2021	Barclays	$42,066
iShares Preferred & Income - Institutional Class	235,249	9,085,316	1-Mth LIBOR + 40 bps	4/9/2021	Barclays	15,716
SPDR BBG BARC Convertible - Institutional Class	219,762	18,662,189	1-Mth LIBOR + 40 bps	4/9/2021	Barclays	83,726
Total						$141,508

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

See accompanying notes which are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2021

	Redwood Managed		Redwood Managed		Redwood AlphaFactor®		Redwood Systematic
	Volatility Fund		Municipal Income Fund		Tactical International Fund		Macro Trend “SMarT” Fund
Assets:
Investment Securities:
Investments, at Cost	$1,924,732		$132,667,258		$82,365,669		$79,852,577
Investments, at Fair Value	1,924,176		142,190,123		84,426,860		99,380,505
Cash	258,242,059	*	1,093,234		73,471,187	*	22,779,812
Unrealized Appreciation on Swap Contracts	1,557,068		—		8,662,189		141,508
Deposit at Broker for open Swap Contracts	1,930,768		—		—		1,395,893
Receivable for Fund Shares Sold	822,186		336,012		615,141		441,480
Dividends and Interest Receivable	1,813,852		344,865		1,076,569		136,183
Prepaid Expenses and Other Assets	39,159		23,038		16,785		17,984
Total Assets	266,329,268		143,987,272		168,268,731		124,293,365

Liabilities:
Unrealized Depreciation on Options Contracts (Proceeds $0,$0,$0,$41,641)	—		—		—		952
Distribution (12b-1) Fees Payable	432		—		—		1
Swap Interest Payable	32,419		—		94,263		41,641
Unrealized Depreciation on Swap Contracts	355,718		—		7,513,903		—
Investment Advisory Fees Payable	243,356		69,795		108,678		96,201
Payable for Fund Shares Redeemed	545,670		337,211		101,802		105,557
Payable to Related Parties	73,565		45,372		35,227		22,024
Accrued Expenses and Other Liabilities	91,484		48,543		51,943		42,649
Total Liabilities	1,342,644		500,921		7,905,816		309,025
Net Assets	$264,986,624		$143,486,351		$160,362,915		$123,984,340

Class I Net Assets	$70,770,710		$143,486,334		$160,362,898		$123,984,320
Shares of Beneficial Interest Outstanding	4,953,477		8,828,953		9,421,616		6,354,376
(no par value; unlimited shares authorized)
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.29		$16.25		$17.02		$19.51

Class N Net Assets	$2,071,314		$17		$17		$20
Shares of Beneficial Interest Outstanding	143,181		1		1		1
(no par value; unlimited shares authorized)
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.47		$16.91	**	$17.02	**	$19.75	**

Class Y Net Assets	$192,144,600
Shares of Beneficial Interest Outstanding	13,314,801
(no par value; unlimited shares authorized)
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.43

Net Assets Consist Of:
Paid-in-Capital	$299,902,893		$137,094,367		$142,064,338		$97,764,537
Accumulated Earnings (Deficits)	(34,916,269)		6,391,984		18,298,577		26,219,803

Net Assets	$264,986,624		$143,486,351		$160,362,915		$123,984,340

*	All or portion of the cash is held in a segregated Barclays account.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months Ended April 30, 2021

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $77,157, $0)	$—	$2,640,394	$513,139	$1,320,449
Interest Income	264,550	92	104,139	41,441
Total Investment Income	264,550	2,640,486	617,278	1,361,890

Expenses:
Investment Advisory Fees	1,666,437	510,197	647,852	537,532
Distribution (12b-1) Fees	3,805	—	5	2
Third Party Administrative Servicing Fees	149,981	90,051	87,956	61,398
Administrative Fees	99,731	59,176	63,241	46,089
Transfer Agent Fees	43,661	39,657	8,500	4,216
Registration Fees	36,981	22,291	19,823	19,899
Fund Accounting Fees	33,762	17,877	18,660	13,840
Custody Fees	18,206	11,169	14,045	6,589
Printing Expense	16,164	10,451	5,736	6,604
Insurance Expense	15,989	8,190	6,746	4,596
Legal fees	12,067	13,668	11,059	11,304
Audit Fees	10,103	7,454	9,313	8,595
Trustees’ Fees	5,273	5,273	5,358	5,273
Chief Compliance Officer Fees	5,160	5,017	4,704	3,690
Miscellaneous Expenses	1,693	1,931	3,025	1,865
Total Expenses	2,119,013	802,402	906,023	731,492
Fees Reimbursed by the Advisor	(158,296)	(72,841)	(40,949)	(26,098)
Net Expenses	1,960,717	729,561	865,074	705,394

Net Investment Income (Loss)	(1,696,167)	1,910,925	(247,796)	656,496

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain/(Loss) from Security Transactions:
Unaffiliated Investments	—	1,353,858	(221,401)	5,135,846
Swap Contracts	9,563,501	—	25,933,616	5,170,183
Options Contracts	—	—	(781,198)	(10,563)
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments and Foreign Exchange Transactions	(556)	6,135,378	1,655,346	18,258,234
Swap Contracts	1,391,403	—	4,109,721	110,300
Option Contracts	—	—	32,606	(952)
Net Realized and Unrealized Gain on Investments	10,954,348	7,489,236	30,728,690	28,663,048

Net Increase in Net Assets Resulting From Operations	$9,258,181	$9,400,161	$30,480,894	$29,319,544

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Loss	$(1,696,167)	$(3,435,054)
Net Realized Gain (Loss)	9,563,501	(5,238,949)
Net Change in Unrealized Appreciation (Depreciation)	1,390,847	(2,512,169)
Net Increase (Decrease) in Net Assets Resulting From Operations	9,258,181	(11,186,172)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(3,130,313)	(809,848)
Class N	(180,753)	(55,949)
Class Y	(10,363,195)	(3,325,082)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(13,674,261)	(4,190,879)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	23,325,690	86,094,102
Distributions Reinvested	3,082,811	759,615
Cost of Shares Redeemed	(17,603,153)	(83,381,633)
Total From Capital Transactions: Class I	8,805,348	3,472,084

Class N Shares:
Proceeds from Shares Issued	14,910	838,436
Distributions Reinvested	172,784	53,068
Cost of Shares Redeemed	(1,857,749)	(2,679,404)
Total From Capital Transactions: Class N	(1,670,055)	(1,787,900)

Class Y Shares:
Proceeds from Shares Issued	21,859,596	122,407,723
Distributions Reinvested	10,000,070	3,147,376
Cost of Shares Redeemed	(52,554,790)	(174,065,168)
Total From Capital Transactions: Class Y	(20,695,124)	(48,510,069)

Total Decrease in Net Assets	(17,975,911)	(62,202,936)

Nets Assets:
Beginning of Period	282,962,535	345,165,471
End of Period	$264,986,624	$282,962,535

SHARE ACTIVITY
Class I:
Shares Sold	1,625,210	5,714,956
Shares Reinvested	216,642	50,463
Shares Redeemed	(1,219,184)	(5,689,828)
Net increase in shares of beneficial interest outstanding	622,668	75,591
Class N:
Shares Sold	1,032	55,465
Shares Reinvested	11,982	3,426
Shares Redeemed	(128,136)	(180,426)
Net decrease in shares of beneficial interest outstanding	(115,122)	(121,535)
Class Y:
Shares Sold	1,505,327	8,273,182
Shares Reinvested	695,899	206,566
Shares Redeemed	(3,612,584)	(11,785,784)
Net decrease in shares of beneficial interest outstanding	(1,411,358)	(3,306,036)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Income	$1,910,925	$3,866,276
Net Realized Gain (Loss)	1,353,858	(2,619,725)
Net Change in Unrealized Appreciation (Depreciation)	6,135,378	(6,663,955)
Net Increase (Decrease) in Net Assets Resulting From Operations	9,400,161	(5,417,404)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,893,401)	(3,812,903)
Class N	(1)	(580)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(1,893,402)	(3,813,483)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	24,320,486	71,764,048
Distributions Reinvested	1,844,978	3,664,802
Cost of Shares Redeemed	(42,708,339)	(94,021,089)
Total From Capital Transactions: Class I	(16,542,875)	(18,592,239)

Class N Shares:
Proceeds from Shares Issued	17	52,307
Distributions Reinvested	1	580
Cost of Shares Redeemed	(202)	(137,420)
Total From Capital Transactions: Class N	(184)	(84,533)

Total Decrease in Net Assets	(9,036,300)	(27,907,659)

Nets Assets:
Beginning of Period	152,522,651	180,430,310
End of Period	$143,486,351	$152,522,651

SHARE ACTIVITY
Class I:
Shares Sold	1,516,498	4,535,519
Shares Reinvested	115,031	229,369
Shares Redeemed	(2,665,960)	(5,983,384)
Net decrease in shares of beneficial interest outstanding	(1,034,431)	(1,218,496)
Class N:
Shares Sold	1	3,025
Shares Reinvested	—	34
Shares Redeemed	(12)	(8,286)
Net decrease in shares of beneficial interest outstanding	(11)	(5,227)

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Loss	$(247,796)	$(597,789)
Net Realized Gain	24,931,017	6,715,243
Net Change in Unrealized Appreciation (Depreciation)	5,797,673	(2,817,152)
Net Increase in Net Assets Resulting From Operations	30,480,894	3,300,302

Distributions to Shareholders:
Total Distributions Paid:
Class I	(8,145,494)	(1,210,462)
Class N	(523)	(306)
	(8,146,017)	(1,210,768)

Net Decrease in Net Assets Resulting From Distributions to Shareholders	(8,146,017)	(1,210,768)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	29,609,871	53,273,453
Distributions Reinvested	8,126,869	1,208,506
Cost of Shares Redeemed	(27,306,501)	(37,794,333)
Total From Capital Transactions: Class I	10,430,239	16,687,626

Class N Shares:
Proceeds from Shares Issued	17	10,210
Distributions Reinvested	523	306
Cost of Shares Redeemed	(10,262)	(35,638)
Total From Capital Transactions: Class N	(9,722)	(25,122)

Total Increase in Net Assets	32,755,394	18,752,038

Nets Assets:
Beginning of Period	127,607,521	108,855,483
End of Period	$160,362,915	$127,607,521

SHARE ACTIVITY
Class I:
Shares Sold	1,781,490	3,773,979
Shares Reinvested	501,659	84,993
Shares Redeemed	(1,666,712)	(2,614,248)
Net increase in shares of beneficial interest outstanding	616,437	1,244,724
Class N:
Shares Sold	1	675
Shares Reinvested	32	21
Shares Redeemed	(612)	(2,320)
Net decrease in shares of beneficial interest outstanding	(579)	(1,624)

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Income	$656,496	$641,373
Net Realized Gain	10,295,466	6,387,412
Net Change in Unrealized Appreciation	18,367,582	225,640
Net Increase in Net Assets Resulting From Operations	29,319,544	7,254,425

Distributions to Shareholders:
Total Distributions Paid:
Class I	(7,470,875)	(1,509,851)
Class N	(14)	(1,267)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(7,470,889)	(1,511,118)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	23,889,042	26,123,605
Distributions Reinvested	7,445,670	1,501,448
Cost of Shares Redeemed	(17,587,693)	(22,851,482)
Total From Capital Transactions: Class I	13,747,019	4,773,571

Class N Shares:
Proceeds from Shares Issued	10,019	1,003
Distributions Reinvested	14	1,267
Cost of Shares Redeemed	(10,607)	(82,867)
Total From Capital Transactions: Class N	(574)	(80,597)

Total Increase in Net Assets	35,595,100	10,436,281

Nets Assets:
Beginning of Period	88,389,240	77,952,959
End of Period	$123,984,340	$88,389,240

SHARE ACTIVITY
Class I:
Shares Sold	1,310,022	1,704,057
Shares Reinvested	433,438	97,786
Shares Redeemed	(980,464)	(1,494,202)
Net increase in shares of beneficial interest outstanding	762,996	307,641
Class N:
Shares Sold	529	66
Shares Reinvested	1	82
Shares Redeemed	(540)	(5,363)
Net decrease in shares of beneficial interest outstanding	(10)	(5,215)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$14.55		$15.14	$14.86		$15.95	$15.66	$14.60
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.10)		(0.15)	(0.01)		0.45	0.43	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.58		(0.25)	0.78		(0.55)	0.51	1.00
Total From Operations	0.48		(0.40)	0.77		(0.10)	0.94	1.40
Less Distributions:
From Net Investment Income	(0.74)		(0.19)	(0.49)		(0.99)	(0.65)	(0.34)
Total Distributions	(0.74)		(0.19)	(0.49)		(0.99)	(0.65)	(0.34)
Paid-in-Capital from Redemption Fees	—		—	—		0.00 (d)	0.00 (d)	0.00 (d)
Net Asset Value, End of Period	$14.29		$14.55	$15.14		$14.86	$15.95	$15.66
Total Return (b)	3.40	% (g)	(2.70)%	5.10%		(0.65)%	6.24%	9.72%
Net Assets, End of Period (000’s)	$70,771		$63,012	$64,403		$52,093	$75,575	$44,383
Ratio of Expenses to Average Net Assets (c)	1.59	% (f)	1.55%	1.58%		1.50%	1.43%	1.52%
Ratio of net expenses and net of waivers to average net assets	1.59	% (f)	1.55%	1.58	% (c)	1.50%	2.72%	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	(1.39	)% (f)	(1.05)%	(0.05)%		2.94%	2.72%	2.71%
Portfolio Turnover Rate	0	% (g)	11066%	2%		217%	110%	111%

	Class N
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2021		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$14.74		$15.33	$14.84		$15.94	$15.65	$14.58
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.12)		(0.19)	(0.04)		0.40	0.38	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.59		(0.25)	0.76		(0.54)	0.52	1.01
Total From Operations	0.47		(0.44)	0.72		(0.14)	0.90	1.37
Less Distributions:
From Net Investment Income	(0.74)		(0.15)	(0.23)		(0.96)	(0.61)	(0.30)
Total Distributions	(0.74)		(0.15)	(0.23)		(0.96)	(0.61)	(0.30)
Paid-in-Capital from Redemption Fees	—		—	—		0.00 (d)	0.00 (d)	0.00 (d)
Net Asset Value, End of Period	$14.47		$14.74	$15.33		$14.84	$15.94	$15.65
Total Return (b)	3.26	% (g)	(2.97)%	4.93%		(0.97)%	5.99%	9.51%
Ratios/Supplemental Data
Net Assets, End of Period (000s)	$2,071		$3,807	$5,821		$13,364	$24,473	$24,263
Ratio of Expenses to Average Net Assets (c)	1.84	% (f)	1.78%	1.84%		1.74%	1.68%	1.77%
Ratio of net expenses and net of waivers to average net assets	1.84	% (f)	1.78%	1.84	% (c)	1.74%	1.77%	1.77%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	(1.64	)% (f)	(1.28)%	(0.23)%		2.61%	2.42%	2.46%
Portfolio Turnover Rate	0	% (g)	11066%	2%		217%	110%	111%

*	Class I and Class N commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Amount is less than $0.005 per share.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized

(g)	Not Annualized

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class Y
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	April 30, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$14.68		$15.25		$14.95		$16.03		$15.74	$14.66
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.09)		(0.14)		0.02		0.46		0.43	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.58		(0.24)		0.77		(0.55)		0.51	1.02
Total From Operations	0.49		(0.38)		0.79		(0.09)		0.94	1.42
Less Distributions:
From Net Investment Income	(0.74)		(0.19)		(0.49)		(0.99)		(0.65)	(0.34)
Total Distributions	(0.74)		(0.19)		(0.49)		(0.99)		(0.65)	(0.34)
Paid-in-Capital from Redemption Fees	—		—		—		0.00	(f)	0.00 (f)	0.00	(f)
Net Asset Value, End of Period	$14.43		$14.68		$15.25		$14.95		$16.03	$15.74
Total Return (b)	3.51	% (i)	(2.68)%		5.34%		(0.64)%		6.20%	9.82%
Net Assets, End of Period (000’s)	$192,145		$216,144		$274,941		$284,993		$350,196	$208,186
Ratio of gross expenses to average net assets (c)	1.59	% (h)	1.55	% (d)	1.58	% (d)	1.46	% (d)	1.43%	1.52	% (d)
Ratio of net expenses to average net assets (c)	1.43	% (h)	1.43%		1.43%		1.48	% (e)	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(g)	(1.23	)%(h)	(0.95)%		0.12%		3.01%		2.72%	2.69%
Portfolio Turnover Rate	0	% (i)	11066%		2%		217%		110%	111%

*	Class Y commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(f)	Amount is less than $0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Annualized

(i)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I
	For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	April 30, 2021		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.46		$16.27		$15.31		$15.46	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.21		0.36		0.50		0.42	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.79		(0.82)		0.95		(0.18)	0.37
Total From Operations	1.00		(0.46)		1.45		0.24	0.74
Less Distributions:
From Net Investment Income	(0.21)		(0.35)		(0.49)		(0.39)	(0.28)
Total Distributions	(0.21)		(0.35)		(0.49)		(0.39)	(0.28)
Net Asset Value, End of Period	$16.25		$15.46		$16.27		$15.31	$15.46
Total Return (b)	6.48	% (d)	(2.85)%		9.62%		1.64%	4.93	% (h)
Net Assets, End of Period (000’s)	$143,486		$152,522		$180,342		$170,030	$46,625
Ratio of Gross Expenses to Average Net Assets including interest expense (e)	1.10	% (c)(g)	1.09	% (g)	1.09	% (g)	1.04%	1.44	% (c,g)
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.00	% (c)	1.00%		1.00%		1.04%	1.23	% (c)
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)	1.10	% (c)(g)	1.09	% (g)	1.09	% (g)	0.96%	1.22	% (c,g)
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	1.00	% (c)	1.00%		1.00%		0.96%	1.00	% (c)
Ratio of Net Investment Income to Average Net Assets (e,f)	2.62	% (c)	2.26%		3.13%		2.73%	3.77	% (c)
Portfolio Turnover Rate	2	% (d)	250%		7%		280%	24	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class N
	For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	April 30, 2021		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.17		$16.90		$15.61		$15.72	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.13		0.46		0.45		0.33	—
Net Realized and Unrealized Gain (Loss) on Investments	0.79		(1.06)		1.00		(0.12)	0.72
Total From Operations	0.92		(0.60)		1.45		0.21	0.72
Less Distributions:
From Net Investment Income	(0.18)		(0.13)		(0.16)		(0.32)	—
Total Distributions	(0.18)		(0.13)		(0.16)		(0.32)	—
Net Asset Value, End of Period	$16.91		$16.17		$16.90		$15.61	$15.72
Total Return (b)	5.73	% (d)	(3.60)%		9.35%		1.31%	4.80	% (i)
Net Assets, End of Period (000’s)	$17	(c)(h)	$194	(h)	$89		$162	$16	(h)
Ratio of Gross Expenses to Average Net Assets including interest expense (e)	1.35	% (c)(g)	1.34	% (g)	1.34	% (g)	1.25%	1.69	% (c,g)
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.25	% (c)	1.25%		1.25%		1.25%	1.48	% (c)
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)	1.35	% (c)(g)	1.34	% (g)	1.34	% (g)	1.22%	1.47	% (c,g)
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	1.25	% (c)	1.25%		1.25%		1.22%	1.25	% (c)
Ratio of Net Investment Income to Average Net Assets (e,f)	2.37	% (c)	2.72%		2.78%		2.08%	0.00	% (c)
Portfolio Turnover Rate	2	% (d)	250%		7%		280%	24	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(h)	Amount is actual; not presented in thousands.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I						Class N
					For the Period						For the Period
	For the		For the	For the	November 2, 2017		For the		For the	For the	November 2, 2017
	Six Months Ended		Year Ended,	Year Ended,	Through		Six Months Ended		Year Ended,	Year Ended,	Through
	April 30, 2021		October 31, 2020	October 31, 2019	October 31, 2018 *		April 30, 2021		October 31, 2020	October 31, 2019	October 31, 2018 *
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$14.49		$14.39	$14.67	$15.00		$14.66		$14.57	$14.66	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.04)		(0.07)	0.18	0.08		(0.11)		(0.09)	0.17	0.06
Net Realized and Unrealized Gain (Loss) on Investments	3.51		0.30	(0.17)	(0.32)		3.37		0.29	(0.19)	(0.33)
Total From Operations	3.47		0.23	0.01	(0.24)		3.26		0.20	(0.02)	(0.27)
Less Distributions:
From Paid in Capital	—		—	(0.02)	(0.09)		—		—	(0.02)	(0.07)
From Net Investment Income	(0.94)		(0.13)	(0.27)	(0.00	) (h)	(0.90)		(0.11)	(0.05)	(0.00	) (h)
Total Distributions	(0.94)		(0.13)	(0.29)	(0.09)		(0.90)		(0.11)	(0.07)	(0.07)
Net Asset Value, End of Period	$17.02		$14.49	$14.39	$14.67		$17.02		$14.66	$14.57	$14.66
Total Return (b)	24.30	% (d)	1.63%	0.04%	(1.58)%		22.46	% (d)	1.36%	(0.16)%	(1.79)%
Net Assets, End of Period (000’s)	$160,363		$127,599	$108,823	$81,628		$17	(i)	$9	$32	$153
Ratio of Gross Expenses to Average Net Assets (e,f)	1.26	% (c)	1.29%	1.26%	1.23	% (c)	1.51	% (c)	1.54%	1.51%	1.51	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.20	% (c)	1.20%	1.20%	1.20	% (c)	1.45	% (c)	1.45%	1.45%	1.45	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,g)	(0.46	)% (c)	(0.47)%	1.19%	0.55	% (c)	(0.71	)% (c)	(0.60)%	1.17%	0.38	% (c)
Portfolio Turnover Rate	0	% (d)	230%	344%	682	% (d)	0	% (d)	230%	344%	682	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

(i)	Amount is actual; not presented in thousands.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I							Class N
						For the Period							For the Period
	For the		For the	For the		November 2, 2017		For the		For the	For the		November 2, 2017
	Six Months Ended		Year Ended	Year Ended		Through		Six Months Ended		Year Ended	Year Ended		Through
	April 30, 2021		October 31, 2020	October 31, 2019		October 31, 2018 *		April 30, 2021		October 31, 2020	October 31, 2019		October 31, 2018 *
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$15.81		$14.74	$14.48		$15.00		$16.00		$14.90	$14.47		$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.11		0.12	0.22		0.35		0.05		0.32	0.20		0.28
Net Realized and Unrealized Gain (Loss) on Investments	4.90		1.23	0.37		(0.53)		5.00		1.02	0.36		(0.50)
Total From Operations	5.01		1.35	0.59		(0.18)		5.05		1.34	0.56		(0.22)
Less Distributions:
From Net Realized Gains	—		—	(0.00	) (h)	—		—		—	(0.00	) (h)	—
From Net Investment Income	(1.31)		(0.28)	(0.33)		(0.34)		(1.30)		(0.24)	(0.13)		(0.31)
Total Distributions	(1.31)		(0.28)	(0.33)		(0.34)		(1.30)		(0.24)	(0.13)		(0.31)
Net Asset Value, End of Period	$19.51		$15.81	$14.74		$14.48		$19.75		$16.00	$14.90		$14.47
Total Return (b)	32.84	% (d)	9.25%	4.16%		(1.27)%		32.66	% (d)	9.06%	3.90%		(1.52)%
Net Assets, End of Period	$123,984,320		$88,389,063	$77,875,080		$55,693,857		$20		$177	$77,879		$136,939
Ratio of Gross Expenses to Average Net Assets (e,f)	1.36	% (c)	1.45%	1.40%		1.41	% (c)	1.61	% (c)	1.70%	1.65%		1.67	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.30	% (c)	1.30%	1.30%		1.30	% (c)	1.55	% (c)	1.55%	1.55%		1.55	% (c)
Ratio of Net Investment Income to Average Net Assets (e,g)	1.22	% (c)	0.77%	1.52%		2.30	% (c)	0.97	% (c)	2.07%	1.42%		1.85	% (c)
Portfolio Turnover Rate	40	% (d)	628%	256%		20	% (d)	40	% (d)	628%	256%		20	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2021

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”), each a “Fund” and collectively, the “Funds” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund commenced operations on March 9, 2017. The Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund seeks to generate tax-efficient income, while focusing on managing downside risk. The Tactical International Fund seeks to generate long- term total return with capital preservation as a secondary objective. The SMarT Fund seeks to generate capital appreciation while focusing on managing downside risk.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. All classes are sold at NAV. Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Open -end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security- specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2021 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,903,107	$—	$1,903,107
Convertible Bonds	—	21,069	—	21,069
Swaps *	—	1,557,068	—	1,557,068
Total	$—	$3,481,244	$—	$3,481,244

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$355,718	$—	$355,718
Total	$—	$355,718	$—	$355,718

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$139,872,061	$—	$—	$139,872,061
Short Term Investments	2,318,062	—	—	2,318,062
Total	$142,190,123	$—	$—	$142,190,123

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$63,245,571	$—	$—	$63,245,571
U.S. Government Obligations	—	21,181,289	—	21,181,289
Swaps*	—	8,662,189	—	8,662,189
Total	$63,245,571	$29,843,478	$—	$93,089,049

Liabilities
Swaps *	$—	$7,513,903	$—	$7,513,903
Total	$—	$7,513,903	$—	$7,513,903

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$70,594,451	$—	$—	$70,594,451
Exchange Traded Funds	20,085,222	—	—	20,085,222
U.S. Government Obligations	—	8,669,754	—	8,669,754
Short-Term Investments	31,078	—	—	31,078
Swaps *	—	141,508	—	141,508
Total	$90,710,751	$8,811,262	$—	$99,522,013

The Funds did not hold any Level 3 securities during the period.

*	Net unrealized gain (loss) of swap contracts is reported in the above table.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund, Tactical International Fund and SMarT Fund invested in during the six months ended April 30, 2021 was $310,263,086, $195,951,274 and $38,107,265, respectively.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two -party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the six months ended April 30, 2021 was $88,428,571.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of April 30, 2021:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Credit Default Swap Contracts	Unrealized Depreciation on Swap Contracts
Total Return Swap Contracts	Unrealized Appreciation (Depreciation) on Swap Contracts
Option Contracts	Investment Securities at Fair Value

The following table sets forth the fair value of derivative contracts by primary risk exposure as of April 30, 2021:

Managed Volatility Fund

Derivatives Investment Value
	Interest Rate
Derivative Investment Type	Risk	Equity Risk
Credit Default Swap Contracts	$(339,934)	$—
Total Return Swap Contracts	—	1,541,284
Total	$(339,934)	$1,541,284

Tactical International Fund

Derivatives Investment Value
Derivative Investment Type	Equity Risk
Total Return Swap Contracts	$1,148,286
Total	$1,148,286

SMarT Fund

Derivatives Investment Value
Derivative Investment Type	Equity Risk
Total Return Swap Contracts	$141,508
Option Contracts	42,594
Total	$184,102

The following is a summary of the location of derivative investments on the Statements of Operations for the six months ended April 30, 2021:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net Realized Gain/(Loss) from Security Transactions: Swap Contracts
Net Change in Unrealized Depreciation on Swap Contracts
Option Contracts	Net Realized Gain/(Loss) from Security Transactions: Option Contracts
Net Change in Unrealized Appreciation (Depreciation) on: Option Contracts

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2021:

Managed Volatility Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the
			Six Months Ended April
Derivative Investment Type	Interest Rate Risk	Equity Risk	30, 2021
Credit Default Swap Contracts	$(8,731,744)	$—	$(8,731,744)
Total Return Swap Contracts	—	18,295,245	18,295,245

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
			Total for the
			Six Months Ended April
Derivative Investment Type	Interest Rate Risk	Equity Risk	30, 2021
Credit Default Swap Contracts	$(339,934)	$—	$(339,934)
Total Return Swap Contracts	—	1,731,337	1,731,337

Tactical International Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended April
Derivative Investment Type	Equity Risk	30, 2021
Total Return Swap Contracts	$25,933,616	$25,933,616
Option Contracts	(781,198)	(781,198)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended April
Derivative Investment Type	Equity Risk	30, 2021
Total Return Swap Contracts	$4,109,721	$4,109,721
Option Contracts	32,606	32,606

SMarT Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended April
Derivative Investment Type	Equity Risk	30, 2021
Total Return Swap Contracts	$5,170,280	$5,170,280
Option Contracts	(10,563)	(10,563)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended April
Derivative Investment Type	Equity Risk	30, 2021
Total Return Swap Contracts	$110,300	$110,300
Option Contracts	(952)	(952)

The notional value of the derivative instruments outstanding as of April 30, 2021 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Offsetting of Financial Assets and Derivative Assets – The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2021.

Managed Volatility Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$1,557,068	$—	$1,557,068	$(355,718)	$(1,201,350	) (1)	$—
Total	$1,557,068	$—	$1,557,068	$(355,718)	$(1,201,350)		$—

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$(355,718)	$—	$(355,718)	$355,718	$—	(1)	$—
Total	$(355,718)	$—	$(355,718)	$355,718	$—		$—

Tactical International Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$8,662,189	$—	$8,662,189	$(7,513,903)	$(1,148,286)		$—
Total	$8,662,189	$—	$8,662,189	$(7,513,903)	$(1,148,286)		$—

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$(7,513,903)	$—	$(7,513,903)	$7,513,903	$—	(1)	$—
Total	$(7,513,903)	$—	$(7,513,903)	$7,513,903	$—		$—

SMarT Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$141,508	$—	$141,508	$—	$(141,508	) (1)	$—
Options Contracts	42,594	—	42,594	—	—		42,594
Total	$184,102	$—	$184,102	$—	$(141,508)		$42,594

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

As a result of the decreases in market value of the Fund’s assets pledged at derivative counterparties, the Fund has been required to post additional collateral relating to its margin requirements. The Fund has posted all required collateral; however, the Fund’s ability to meet future margin calls may be impacted by continued unfavorable market conditions.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Managed Volatility Fund, and monthly for the Municipal Income Fund, Tactical International Fund and SMarT Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2018 to October 31, 2020 for the Managed Volatility Fund and Municipal Income Fund, and the open tax year ended October 31, 2019 to October 31, 2020 for the Tactical International Fund and SMarT Fund or positions expected to be taken in the Funds’ October 31, 2021 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended April 30, 2021 amounted to the following:

Fund	Purchases	Sales
Managed Volatility Fund	$1,925,688	$—
Municipal Income Fund	2,734,016	22,011,330
Tactical International Fund	60,864,229	—
SMarT Fund	34,401,933	36,287,723

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include a more full listing of risks associated with each Fund’s investments. These risks include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income risk, gap risk, high-yield fixed income securities (“junk bonds”) risk, LIBOR risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, portfolio turnover risk, rules-based strategy risk, swap risk, swaptions risk, total return swaps risk, U.S. government securities risk, valuation risk and volatility risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield risk, investment companies and ETFs risk, LIBOR risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, portfolio turnover risk, rules-based strategy risk, swap risk, taxability risk, underlying funds risk, U.S. government securities risk and volatility risk.

Tactical International Fund: active trading risk, American depositary receipts risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index tracking error risk, investment companies and ETFs risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, rules based strategy risk, U.S. government securities risk, valuation risk and volatility risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non- U.S.) investment risk, gap risk, high yield risk, investment companies and ETFs risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trusts risk, swap risk, U.S. government securities risk, underlying funds risk, valuation risk, and volatility risk.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Cash Positions Risk – The Funds may hold a significant position in cash and/or cash equivalent securities. When the Funds’ investment in cash or cash equivalent securities increases, the Funds may not participate in market advances or declines to the same extent that it would if the Funds were more fully invested. With respect to the Municipal Income Fund, the Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by the Funds may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Certain derivatives require a Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. A Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Tactical International Fund, and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Risk – The Managed Volatility Fund, Municipal Income Fund and SMarT Fund are subject to fixed income securities risk. When a Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Index Tracking Error Risk – The International Fund is subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risk of owning the underlying investments held by the investment company or ETF. A Fund will also incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non - U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal. For example, COVID- 19 has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.

Swap Risk – The Managed Volatility Fund, Municipal Income, SMarT Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective. See Note 2 to the Financial Statements for further discussion of swaps and credit default swaps.

Credit Default Swaps Risk – A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). A Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Taxability Risk. There is no guarantee that all of the Municipal Income Fund’s income will remain exempt from federal or state or local income taxes. The Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value. In order to pay tax-exempt interest, tax- exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. If the Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Total Return Swaps Risk - A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”) .. Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical International Fund	0.90%
SMarT Fund	1.00%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2022 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	1.43%
Municipal Income Fund	1.00%	1.25%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

During the six months ended April 30, 2021, the Advisor reimbursed $158,296, $72,841, $40,949, and $26,098 to the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund respectively. No expenses were recaptured during the six months ended April 30, 2021. Cumulative expenses subject to recapture will expire on October 31 of the following years:

	Managed	Municipal Income	Tactical
Year	Volatility Fund	Fund	International Fund	SMarT Fund
2021	$298,755	$—	$20,123	$50,647
2022	409,145	148,961	55,962	62,061
2023	299,527	158,926	112,009	123,172
Total	$1,007,427	$307,887	$188,094	$235,880

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution- related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended April 30, 2021, Class N paid $3,805, $0, $5, and $2 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the six months ended April 30, 2021 there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2021, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax Purposes	Appreciation	Depreciation	App/Dep
Redwood Managed Volatility Fund	$1,924,732	$6,058	$(6,614)	$(556)
Redwood Managed Municipal Income Fund	132,667,258	9,522,865	—	9,522,865
Redwood AlphaFactor International Fund	82,365,669	4,621,222	(2,560,031)	2,061,191
Redwood Systematic Macro Trends Fund	79,883,344	20,282,086	(784,925)	19,497,161

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the period ended October 31, 2020:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$4,190,879	$—	$—	$—	$4,190,879
Redwood Managed Municipal Income Fund	3,813,483	—	—	—	3,813,483
Redwood AlphaFactor International Fund	1,210,768	—	—	—	1,210,768
Redwood Systematic Macro Trends Fund	1,511,118	—	—	—	1,511,118

For the period ended October 31, 2019:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$10,731,808	$—	$—	$—	$10,731,808
Redwood Managed Municipal Income Fund	140,980	—	—	5,123,860	5,264,840
Redwood AlphaFactor International Fund	1,649,605	—	248,604	—	1,898,209
Redwood Systematic Macro Trends Fund	1,449,713	9,539	—	—	1,459,252

As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$13,673,346	$—	$—	$(44,173,535)	$—	$—	$(30,500,189)
Redwood Managed Municipal Income Fund	67,930	—	—	(4,570,192)	—	3,387,487	(1,114,775)
Redwood AlphaFactor International Fund	8,175,885	—	—	(12,584,718)	—	372,533	(4,036,300)
Redwood Systematic Macro Trends Fund	7,063,105	—	—	(3,930,884)	—	1,238,927	4,371,148

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps, tax deferral of losses on wash sales, tax adjustments for real estate investment trusts and C-Corporation return of capital distributions. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(21) for the Redwood AlphaFactor International Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

At October 31, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$31,375,804	$12,797,731	$44,173,535	$—
Redwood Managed Municipal Income Fund	4,570,192	—	4,570,192	—
Redwood AlphaFactor International Fund	12,584,718	—	12,584,718	—
Redwood Systematic Macro Trends Fund	2,512,813	1,418,071	3,930,884	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and accrued dividends payable, resulted in reclassifications for the period ended October 31, 2020 as follows:

	Paid	Accumulated
	In	Earnings
Portfolio	Capital	(Losses)
Redwood Managed Volatility Fund	$—	$—
Redwood Managed Municipal Income Fund	18,719	(18,719)
Redwood AlphaFactor International Fund	(460)	460
Redwood Systematic Macro Trends Fund	—	—

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Managed Municipal Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in Pioneer High Income Municipal Fund-Institutional Class (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Managed Municipal Income Fund will be directly affected by the performance of the Securitiy. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at “www.sec.gov”. As of April 30, 2021, the percentage of the Managed Municipal Income Fund’s net assets invested in the security was 26.7%.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2021 the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

			Tactical
	Managed	Municipal	International
Owner	Volatility Fund	Income Fund	Fund	SMarT Fund
Charles Schwab (1)	—	—	26.0%	27.6%
TD Ameritrade (1)	48.8%	53.4%	66.7%	63.4%

(1)	These owners are comprised of multiple investors and accounts.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2021

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2020 and held through April 30, 2021.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	11/1/20	4/30/2021	Period*	4/30/2021	Period*
Redwood Managed Volatility Fund	1.59%	$1,000.00	$1,034.00	$8.02	$1,016.91	$7.95
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$1,064.80	$5.12	$1,019.84	$5.01
Redwood AlphaFactor® Tactical International Fund	1.20%	$1,000.00	$1,243.00	$6.67	$1,018.84	$6.01
Redwood Systematic Macro Trend “SMarT” Fund	1.30%	$1,000.00	$1,328.40	$7.51	$1,018.35	$6.51

Class N
Redwood Managed Volatility Fund	1.84%	$1,000.00	$1,032.60	$9.27	$1,015.67	$9.20
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$1,057.30	$6.38	$1,018.60	$6.26
Redwood AlphaFactor® Tactical International Fund	1.45%	$1,000.00	$1,224.60	$8.00	$1,017.60	$7.25
Redwood Systematic Macro Trend “SMarT” Fund	1.55%	$1,000.00	$1,326.60	$8.94	$1,017.11	$7.75

Class Y
Redwood Managed Volatility Fund	1.43%	$1,000.00	$1,035.10	$7.22	$1,017.70	$7.15

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2021 (181) divided by the number of days in the fiscal year (365).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2021

Approval of Advisory Agreement

Redwood Funds

At a meeting held on December 8-9, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund (each a “Redwood Fund” and together the “Redwood Funds”). In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to each Redwood Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Redwood Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of each Redwood Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with the Trust with respect to each of the Redwood Funds, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Redwood Funds and their background and experience; a summary of the financial condition of Redwood; a written report containing Redwood’s performance commentary for the prior quarterly period; Redwood’s compliance policies and procedures, including its business continuity and

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2021

cybersecurity policies, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j -1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of each of the Redwood Funds as compared to other mutual funds with similar investment strategies.

In reaching its conclusions with respect to the nature, extent and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that the investment strategies used in the Redwood Funds employ quantitative and tactical investment elements and require a significant level of sophistication to execute. The Board noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act which included evaluating the regulatory compliance systems of Redwood and procedures reasonably designed to assure compliance with federal securities laws. The Board also considered Redwood’s policies and procedures in the areas of business continuity and with respect to information systems security and the Trust CCO’s review and evaluation of the same, which found them to be satisfactory. The Board also considered the operation and robustness of Redwood’s compliance program, and that Redwood had added personnel to its compliance and operations functions. The Board noted that Redwood appeared to have adequate capacity to operate both its investment and compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Redwood had adopted cybersecurity and business continuity policies and procedures, and that Redwood’s risk management and associated policies appeared to be operating effectively to identify and monitor risks. The Board noted that Redwood had not reported any shareholder complaints or litigation, no significant operational issues, and no material compliance violations. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Redwood Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Redwood Funds.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreements with respect to each of the Redwood Funds and that the nature, overall quality and extent of the management services provided by Redwood to the Redwood Funds was satisfactory and reliable.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2021

Performance. In considering each Redwood Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about each of the Redwood Fund’s performance results, as well as its previous deliberations with respect to certain of the Redwood Funds. Among other data, the Board considered each Redwood Fund’s performance as compared to a broad-based index and against a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provided. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group.

With respect to the Redwood Managed Municipal Income Fund, the Board considered, among other performance data, the Fund’s performance for the one-year, three-year and since inception periods ended September 30, 2020 as compared to its Peer Group and the Fund’s Morningstar category (High Yield Municipals) and the Fund’s benchmark index. The Board considered that the Fund had underperformed the median of the Peer Group, Morningstar category and benchmark for the one-year period and had outperformed the Peer Group median since inception.

With respect to the Redwood Managed Volatility Fund, the Board considered, among other performance data, the Fund’s performance for the one-year, three-year, five-year and since inception periods ended September 30, 2020 as compared to its Peer Group and the Fund’s Morningstar category (Nontraditional Bond) and the Fund’s benchmark index. The Board considered that the Fund underperformed each of the median of the Peer Group, Morningstar category and benchmark returns for the one-year period but had performed at the median of the Peer Group for the three- year period and had outperformed the median of the Peer Group for the three-year, five-year and since inception periods.

With respect to the Redwood AlphaFactor Tactical International Fund, the Board considered, among other performance data, the Fund’s performance for the one-year and since inception periods ended September 30, 2020 as compared to its Peer Group and the Fund’s Morningstar category (Foreign Large Blend) and the Fund’s benchmark index. The Board considered that the Fund had outperformed the median of the Peer Group and Morningstar category for the one-year period and since inception and underperformed its index in both periods.

With respect to the Redwood Systematic Macro Trend (“SMART”) Fund, the Board considered, among other performance data, the Fund’s performance for the one-year and since inception periods ended September 30, 2020 as compared to its Peer Group and the Fund’s Morningstar category (Allocation-30% to 50% Equity) and the Fund’s benchmark index. The Board considered that the Fund had outperformed the median of the Peer Group, Morningstar category and benchmark for the one-year period and outperformed the Peer Group median since inception.

The Board also took into account management’s discussion of each of the Redwood Funds’ performance, including the factors that contributed to any underperformance, as well as the quarterly written report containing Redwood’s performance commentary. The Board noted each

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2021

Fund’s risk adjusted returns and how each Fund was managed with respect to volatility. The Board also noted that that Redwood was actively monitoring the performance of each Redwood Fund. The Board also considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of each of the Redwood Funds was satisfactory or, in the case of underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each Redwood Fund’s advisory fee and operating expenses compared to each Redwood Fund’s Peer Group and respective Morningstar category.

With respect to the Redwood Managed Municipal Income Fund, the Board noted, among other data, that the advisory fee was below the median of the Fund’s Peer Group and that the Fund’s net total expenses were at the median of its Peer Group.

With respect to the Redwood AlphaFactor Tactical International Fund, the Board noted, among other data, that the advisory fee and net total expenses were above the median of its Peer Group.

With respect to the Redwood Systematic Macro Trend (“SMarT”) Fund, the Board noted, among other data, that the advisory fee was at the median of the Peer Group and that the Fund’s net total expenses were above the median of its Peer Group. The Board noted the relative small deviation in range in the Fund’s expenses from the median in its Peer Group.

The Board took into account Redwood’s discussion of the Funds’ expenses. The Board also took into account that Redwood had agreed to reimburse expenses to limit net annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) to 1.25%, and 1.00% for Class N and Class I shares, respectively, of the Redwood Managed Municipal Income Fund; to 1.45%, and 1.20% for Class N and Class I shares, respectively, of the Redwood AlphaFactor Tactical International Fund; and to 1.55%, and 1.30% for Class N and Class I shares, respectively, of the Redwood Systematic Macro Trend (“SMarT”) Fund.

With respect to the Redwood Managed Volatility Fund, the Board noted that the Fund’s advisory fee and net total expenses were above its Peer Group median but that net expenses were not the highest in its Peer Group. The Board took into account Redwood’s discussion of the Fund’s expenses. The Board also took into account that Redwood had agreed to reimburse expenses to limit net annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) to 1.67%, 1.92% and 1.43% for Class I, Class N and Class Y shares, respectively, of the Redwood Managed Volatility Fund.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2021

In considering the level of the advisory fee paid with respect to each of the Redwood Funds, the Board took into account the cost of other accounts managed by Redwood that used a similar strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts.

With respect to the Redwood Systematic Macro Trend (“SMART”) Fund, Redwood Managed Municipal Income Fund, and Redwood Managed Volatility Portfolio, the Board determined that the services provided by Redwood under each Advisory Agreement with respect to each Fund were in addition to, rather than duplicative of, the advisory services provided to the underlying funds in which each Fund invests.

Based on the factors above, the Board concluded that the advisory fee of each of the Redwood Funds was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the Redwood Funds. The Board reviewed profitability analyses prepared by Redwood based on each Redwood Fund’s asset levels and considered the total profits of Redwood from its relationship with each of the Redwood Funds on a Fund-by-Fund basis and for such Redwood Funds in the aggregate. The Board concluded that Redwood’s profitability from its relationship with the Redwood Funds, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each Redwood Fund as each Redwood Fund grew and whether fee levels reflected these economies. The Board noted that that although each Redwood Fund’s current advisory fee does not include breakpoints, each Redwood Fund’s future shareholders should benefit from each Redwood Fund’s growth. The Board considered the profitability analysis included in the Board Materials and noted that while expenses of managing each Redwood Fund as a percentage of assets under management were expected to decrease as each Redwood Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once each Redwood Fund had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Redwood Funds. The Board considered that Redwood uses each of the Redwood Funds as components of model portfolios it builds for its clients and that expanding its offering of mutual funds will result in a greater number and type of model portfolios offered by Redwood. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement with respect to each of the

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2021

Redwood Funds for an additional one-year term was in the best interests of each Redwood Fund and its shareholders.

In considering each Advisory Agreement’s renewal, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

REDWOOD-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: June 30, 2021